Note 8 - Fair Value Measurement - Summary of Changes in Fair Value of Level 3 Liabilities Measured on a Recurring Basis (Details) (Parentheticals)	12 Months Ended
Dec. 31, 2024
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Derivative Liabilities